Derivative Instruments and Hedging Activities - Effect of Gains (Losses) on Cross Currency Swaps (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains (losses) on derivative instruments	$ (10,964)	$ 10,723	$ (16,387)	$ 20,149
Cross Currency Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized losses	(1,087)	(1,798)	(2,521)	(3,182)
Unrealized (losses) gains	(140)	(16,566)	(2,060)	5,768
Total realized and unrealized gains (losses) on derivative instruments	$ (1,227)	$ (18,364)	$ (4,581)	$ 2,586